Derivative Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Asset and Liability Management Derivative Positions of Company
The following table summarizes the asset and liability management derivative positions of the Company at December 31:

	2022			2021
	Notional Value	Fair Value		Notional Value	Fair Value
(Dollars in Millions)		Assets	Liabilities		Assets	Liabilities
Fair value hedges
Interest rate contracts
Receive fixed/pay floating swaps	$17,400	$–	$9	$12,350	$–	$–
Pay fixed/receive floating swaps	5,542	–	–	16,650	–	–
Cash flow hedges
Interest rate contracts
Receive fixed/pay floating swaps	14,300	–	–	–	–	–
Net investment hedges
Foreign exchange forward contracts	778	–	–	793	–	4
Other economic hedges
Interest rate contracts
Futures and forwards
Buy	3,546	10	18	9,322	10	16
Sell	7,522	20	38	29,348	25	27
Options
Purchased	11,434	346	–	18,570	256	–
Written	7,849	7	148	9,662	52	231
Receive fixed/pay floating swaps	9,215	–	3	9,653	–	–
Pay fixed/receive floating swaps	9,616	–	–	7,033	–	–
Foreign exchange forward contracts	962	2	6	735	2	6
Equity contracts	361	–	10	209	5	–
Credit contracts	330	–	–	–	–	–
Other (a)	1,908	11	190	1,792	–	125
Total	$90,763	$396	$422	$116,117	$350	$409
(a)
Includes derivative liability swap agreements related to the sale of a portion of the Company’s Class B common and preferred shares of Visa Inc. The Visa swap agreements had a total notional value and fair value of $1.8 billion and $190 million at December 31, 2022, respectively, compared to $1.8 billion and $125 million at December 31, 2021, respectively. In addition, includes short-term underwriting purchase and sale commitments with total notional values of $13 million at December 31, 2022, and $8 million at December 31, 2021.

Summary of Customer-Related Derivative Positions of Company

The following table summarizes the customer-related derivative positions of the Company at December 31:
	2022			2021
	Notional Value	Fair Value		Notional Value	Fair Value
(Dollars in Millions)		Assets	Liabilities		Assets	Liabilities
Interest rate contracts
Receive fixed/pay floating swaps	$301,690	$309	$5,689	$178,701	$2,007	$438
Pay fixed/receive floating swaps	316,133	2,323	206	174,176	134	670
Other (a)	40,261	3	16	16,267	1	2
Options
Purchased	103,489	1,794	5	89,679	194	36
Written	99,923	6	1,779	85,211	36	176
Futures
Buy	3,623	–	4	3,607	–	–
Sell	2,376	8	–	3,941	–	–
Foreign exchange rate contracts
Forwards, spots and swaps	134,666	3,010	2,548	89,321	1,145	1,143
Options
Purchased	954	22	–	805	19	–
Written	954	–	22	805	–	19
Credit contracts	10,765	1	8	9,331	1	5
Total	$1,014,834	$7,476	$10,277	$651,844	$3,537	$2,489
(a) Primarily represents floating rate interest rate swaps that pay based on differentials between specified interest rate indexes.

Summary of Effective Portion of Gains (Losses) Recognized in Other Comprehensive Income (Loss) and Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
The table below shows the effective portion of the gains (losses) recognized in other comprehensive income (loss) and the gains (losses) reclassified from other comprehensive income (loss) into earnings
(net-of-tax)
for the years ended December 31:

	Gains (Losses) Recognized in Other Comprehensive Income (Loss)			Gains (Losses) Reclassified from Other Comprehensive Income (Loss) into Earnings
(Dollars in Millions)	2022	2021	2020	2022	2021	2020

Asset and Liability Management Positions
Cash flow hedges
Interest rate contracts	$(56)	$94	$(145)	$(27)	$(10)	$(7)
Net investment hedges
Foreign exchange forward contracts	42	19	(21)	–	–	–
Non-derivative debt instruments	59	84	(90)	–	–	–
Note:	The Company does not exclude components from effectiveness testing for cash flow and net investment hedges.

Summary of Effect of Fair Value and Cash Flow Hedge Accounting Included in Interest Expense on Consolidated Statement of Income
The table below shows the effect of fair value and cash flow hedge accounting on the Consolidated Statement of Income for the years ended December 31:

	Interest Income			Interest Expense
(Dollars in Millions)	2022	2021	2020	2022	2021	2020
Total amount of income and expense line items presented in the Consolidated Statement of Income in which the effects of fair value or cash flow hedges are recorded	$17,945	$13,487	$14,840	$3,217	$993	$2,015

Asset and Liability Management Positions
Fair value hedges
Interest rate contract derivatives	138	17	1	482	232	(134)
Hedged items	(139)	(19)	(1)	(486)	(232)	134
Cash flow hedges
Interest rate contract derivatives	–	–	–	–	14	10
Note: The Company does not exclude components from effectiveness testing for fair value and cash flow hedges. The Company reclassified losses of $36 million, $53 million and $41 million into earnings during the years ended December 31, 2022, 2021 and 2020, respectively, as a result of realized cash flows on discontinued cash flow hedges. No amounts were reclassified into earnings on discontinued cash flow hedges because it is probable the original hedged forecasted cash flows will not occur.

Summary of Cumulative Hedging Adjustments and the Carrying Amount of Assets and Liabilities Designated in Fair Value Hedges
The table below shows cumulative hedging adjustments and the carrying amount of assets and liabilities designated in fair value hedges at December 31:

	Carrying Amount of the Hedged Assets and Liabilities		Cumulative Hedging Adjustment (a)
(Dollars in Millions)	2022	2021	2022	2021
Line Item in the Consolidated Balance Sheet
Available-for-sale investment securities	$4,937	$16,445	$(552)	$(26)
Long-term debt	17,190	12,278	(142)	585
(a)
The cumulative hedging adjustment related to discontinued hedging relationships on available-for-sale
investment securities and long-term debt was $(392) million and $399 million, respectively, at December 31, 2022, compared with $(6) million and $640 million at December 31, 2021, respectively.

Summary of Gains (Losses) Recognized in Earnings for Other Economic Hedges and Customer-Related Positions
The table below shows the gains (losses) recognized in earnings for other economic hedges and the customer-related positions for the years ended December 31:

(Dollars in Millions)	Location of Gains (Losses) Recognized in Earnings	2022	2021	2020

Asset and Liability Management Positions
Other economic hedges
Interest rate contracts
Futures and forwards	Mortgage banking revenue	$407	$511	$82
Purchased and written options	Mortgage banking revenue	1	527	1,527
Swaps	Mortgage banking revenue/ Other noninterest income	(1,010)	(197)	598
Foreign exchange forward contracts	Other noninterest income	(1)	1	3
Equity contracts	Compensation expense	(8)	7	3
Other	Other noninterest income	(181)	5	(70)

Customer-Related Positions
Interest rate contracts
Swaps	Commercial products revenue	98	110	135
Purchased and written options	Commercial products revenue	20	(5)	(8)
Futures	Commercial products revenue	30	3	(18)
Foreign exchange rate contracts
Forwards, spots and swaps	Commercial products revenue	100	93	78
Purchased and written options	Commercial products revenue	1	1	1
Credit contracts	Commercial products revenue -	20	(7)	(32)